OTHER INTANGIBLE ASSETS - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Intangible assets	£ 4,786	£ 4,196
Brands £m
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Intangible assets	£ 385	380
Discount rate used in current estimate of value in use	10.00%
Growth rate used to extrapolate cash flow projections (in percent)	3.50%
Brands £m | Bank of Scotland plc
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Intangible assets	£ 380	£ 380